SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss per share
Issued Common Shares,Balance at the beginning of the year	183,605	173,993
Warrant Exercises	72
Effect of Treasury Purchases	(4,692)	(974)
Release of Shares	2,766	4,646
Effect of Treasury Issuance	6,469
Effect of Share Options Exercise	2,952	462
Weighted-average numbers of Common Shares	191,172	178,127
Loss per share, basic	$ (0.14)	$ (0.15)
Loss per share, diluted	$ (0.14)	$ (0.15)